Exhibit 2

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Wells Fargo Commercial Mortgage Securities, Inc. (the “Depositor”)

Wells Fargo Bank, N.A.

Wells Fargo Securities, LLC

Morgan Stanley & Co. LLC

Morgan Stanley Mortgage Capital Holdings LLC

Morgan Stanley Bank, N.A.

Bank of America, N.A.

BofA Securities, Inc.

National Cooperative Bank, N.A.

(collectively, the “Specified Parties”)

Re:	BANK 2022-BNK40 (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2022-BNK40 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loans (as defined herein) contained on the Underwriting Files, Underwritten Rent Rolls and ASRs (all as defined herein) (as applicable) (collectively, the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 17 February 2022. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Wells Fargo Bank, N.A. (“Wells Fargo”), Morgan Stanley Bank, N.A. (“Morgan Stanley”), Bank of America, N.A. (“BANA”) and National Cooperative Bank, N.A. (“NCB,” together with Wells Fargo, Morgan Stanley and BANA, the “Mortgage Loan Sellers”), on behalf of the Depositor, provided us with the following information, as applicable, for each Mortgage Loan:

a.	Certain electronic data files (the “Borrower Operating Statement Data Files”) prepared by the Mortgage Loan borrower(s) containing revenue and expense information relating to the historical three year period, if applicable (the “Historical 3 Year Period”), and most recent trailing twelve month period, if applicable (the “TTM Period,” together with the Historical 3 Year Period, the “Historical Periods”), for the Collateral Property (as defined herein) or Collateral Properties (as defined herein) that secure the Mortgage Loan (except for any Co-Op Mortgage Loans (as defined herein)),
b.	The most recent appraisal reports (the “Appraisals”) prepared for the applicable Mortgage Loan Seller, which contain the appraiser’s estimated year one (the “Year One Period,” together with the Historical Periods, the “Specified Periods”) revenue and expense information for the Collateral Property or Collateral Properties that secure the Mortgage Loan,
c.	The borrower budgets (the “Borrower Budgets”) prepared by the Mortgage Loan borrower(s) for the Collateral Property or Collateral Properties that secure the Mortgage Loan (except for any Co-Op Mortgage Loans),
d.	Copies of the:
i.	Ground rent abstracts or leases, if applicable (the “Ground Rent Documents”),
ii.	Most recent real estate tax bills (the “Tax Bills”) and
iii.	Most recent insurance review files (the “Insurance Review Files”) or insurance bills (the “Insurance Bills”)

for the Collateral Property or Collateral Properties that secure the Mortgage Loan (except for any Co-Op Mortgage Loans),

e.	Asset summary report(s) (the “ASRs”) for each Mortgage Loan that is not a Co-Op Mortgage Loan,
f.	The most recent electronic borrower rent roll files (the “Borrower Rent Roll Files”) for the Collateral Property or Collateral Properties that secure the Mortgage Loan (except for any Co-Op Mortgage Loans),
g.	The lease abstracts (the “Lease Abstracts”), lease agreements (the “Leases”) and/or lease estoppels (the “Estoppels,” together with the Lease Abstracts and Leases, the “Lease Documents”) relating to the tenants at the Collateral Property or Collateral Properties (except for any Co-Op Mortgage Loans),
h.	Underwritten rent rolls (the “Underwritten Rent Rolls”) for the Collateral Property or Collateral Properties that secure the Mortgage Loan (except for any Co-Op Mortgage Loans),
i.	Electronic underwriting files (the “Underwriting Files”) prepared by the applicable Mortgage Loan Seller containing:
i.	The revenue and expense information for the Specified Periods and
ii.	The underwritten revenue and expense information for the underwritten period (the “Underwritten Period”)

for the Collateral Property or Collateral Properties that secure the Mortgage Loan,

j.	Instructions, assumptions and methodologies (the “Underwriting Instructions and Adjustments”) used to prepare the information on the ASRs, Underwritten Rent Rolls and/or Underwriting Files, which were included as footnotes to the Underwriting Files and/or were separately provided in e-mail or other written correspondence from the applicable Mortgage Loan Seller and
k.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with a schedule (the “Mortgage Loan Schedule”) containing a list of the Mortgage Loans and the original principal balance of each Mortgage Loan, which is shown on Exhibit 1 to Attachment A.

For certain Collateral Properties, we were instructed by the applicable Mortgage Loan Sellers, on behalf of the Depositor, to obtain information relating to the current property taxes for each such Collateral Property from the applicable tax assessor website (each, a “Tax Assessor Website,” and collectively, the “Tax Assessor Websites”).

For the purpose of the procedures described in this report, the Borrower Operating Statement Data Files, Appraisals, Borrower Budgets, Ground Rent Documents, Tax Bills, Insurance Review Files, Insurance Bills, Borrower Rent Roll Files, Lease Documents and Tax Assessor Websites are hereinafter collectively referred to as the “Source Documents.”

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Source Documents, ASRs, Underwritten Rent Rolls, Underwriting Files, Underwriting Instructions and Adjustments, Mortgage Loan Schedule and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the ASRs (as applicable), Underwritten Rent Rolls or Underwriting Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, ASRs (as applicable), Underwriting Instructions and Adjustments, Mortgage Loan Schedule or any other information provided to us, or that we were instructed to obtain, by the Depositor or the Mortgage Loan Sellers, on behalf of the Depositor, upon which we relied in forming our findings. We performed no procedures to compare any information contained in any Source Document or ASR (as applicable) to any information contained in any other Source Document or ASR (as applicable). Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loans, (b) the ability of any Mortgage Loan borrower(s) to repay the Mortgage Loans, (c) questions of legal or tax interpretation or (d) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor or the Mortgage Loan Sellers, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	The value of the collateral securing the Mortgage Loans,
ii.	Whether the originator(s) of the Mortgage Loans complied with federal, state or local laws or regulations or
iii.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

17 February 2022

Attachment A Page 1 of 5

Background

For the purpose of the procedures described in this report, the Depositor indicated that the assets of the Issuing Entity will primarily consist of a pool of fixed rate commercial mortgage loans (the “Mortgage Loans”) secured by first liens on various types of commercial properties (each, a “Collateral Property,” and collectively, the “Collateral Properties”). The Mortgage Loans that are secured by co-op properties are hereinafter referred to as the “Co-Op Mortgage Loans.”

Procedures performed and our associated findings

Operating Statement Comparison and Recalculation Procedures

1.	Using:
a.	Information on the Borrower Operating Statement Data Files,
b.	Information in the Appraisal(s),
c.	Information in the Tax Bills and
d.	The Underwriting Instructions and Adjustments

for each Mortgage Loan that is not a Co-Op Mortgage Loan (as applicable), we compared, or recalculated and compared:

i.	The effective gross revenue or total revenues,
ii.	Total expenses and
iii.	Net operating income or net cash flow

for each Specified Period that is shown in the Source Documents listed above (as applicable) to the corresponding information on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to:

a.	Omit non-cash and non-recurring revenues and expenses that are shown on the Borrower Operating Statement Data Files from the comparison of the information that is shown on the Underwriting File,
b.	Use a materiality threshold of +/- 3%, calculated as a percentage of the value as shown in the Source Documents listed above (as applicable), which is also below $10,000,
c.	Not perform the procedure described above for any of the Specified Periods that were not shown on the Underwriting Files for the Collateral Properties that secure the Mortgage Loan and
d.	Not perform the procedures described above for any Co-Op Mortgage Loans.

Attachment A Page 2 of 5

Cashflow Reimbursement Comparison Procedures

2.	Using:
a.	Information on the Borrower Rent Roll Files,
b.	Information in the Leases,
c.	Information in the Borrower Budgets and
d.	The Underwriting Instructions and Adjustments

for the Collateral Property or Collateral Properties that secure each of the first fifteen (15) Mortgage Loans shown on the Mortgage Loan Schedule (collectively, the “Top 15 Mortgage Loans”) that is not a Co-Op Mortgage Loan (as applicable), we compared the cash flow reimbursements for the five largest tenants (by underwritten base rent revenue) at the Collateral Property or Collateral Properties that secure such Top 15 Mortgage Loan, as shown in the Source Documents listed above (as applicable), to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to:

a.	Use a materiality threshold of +/- 10%, calculated as a percentage of the value as shown in the Source Documents listed above (as applicable), which is also below $10,000, and
b.	Not perform the procedure described above for any Co-Op Mortgage Loans.

Supporting Expense Comparison and Recalculation Procedures

3.	Using:
a.	Information in the Ground Rent Documents and
b.	The Underwriting Instructions and Adjustments

for each Mortgage Loan that is not a Co-Op Mortgage Loan (as applicable), we compared, or recalculated and compared, the ground rent expense of each Mortgage Loan for the Underwritten Period, as shown in the Source Documents listed above (as applicable), to the corresponding information on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to:

a.	Use a materiality threshold of +/- 5%, calculated as a percentage of the value as shown in the Source Documents listed above (as applicable) and
b.	Not perform the procedure described above for any Co-Op Mortgage Loans.

Attachment A Page 3 of 5

Supporting Expense Comparison and Recalculation Procedures (continued)

4.	Using:
a.	Information in the Tax Bills,
b.	Information on the Borrower Operating Statement Data Files,
c.	Information on the Tax Assessor Websites,
d.	Information on the Insurance Review Files,
e.	Information in the Insurance Bills,
f.	Information in the Borrower Budgets,
g.	Information in the Appraisal(s) and
h.	The Underwriting Instructions and Adjustments

for each Mortgage Loan that is not a Co-Op Mortgage Loan (as applicable), we compared the tax expense and insurance expense amounts for the Underwritten Period, as shown in the Source Documents listed above (as applicable), to the corresponding information on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to:

a.	Only identify differences where the tax expense and insurance expense amounts in the Source Documents listed above (as applicable) exceeded a -5% and -$10,000 variance from the corresponding amounts on the Underwriting File and that were not explained in the Underwriting Instructions and Adjustments and
b.	Not perform the procedures described above for any Co-Op Mortgage Loans.

Lease Expiration and Termination Comparison Procedures

5.	Using:
a.	Information in the Leases,
b.	Information in the Lease Abstracts,
c.	Information on the Borrower Rent Roll Files,
d.	Information in the Estoppels and
e.	The Underwriting Instructions and Adjustments

for the Collateral Property or Collateral Properties that secure each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan (as applicable), we compared:

i.	The lease expiration date only for the tenants (ordered, from largest to smallest, by the underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue (a maximum of ten tenants), as shown on the Underwritten Rent Roll, at the Collateral Property or Collateral Properties that secure such Top 15 Mortgage Loan and
ii.	The lease early termination options for the ten largest tenants (by underwritten base rent revenue) at the Collateral Property or Collateral Properties that secure such Top 15 Mortgage Loan,

all as shown in the Source Documents listed above (as applicable), to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

Attachment A Page 4 of 5

Lease Expiration and Termination Comparison Procedures (continued)

5.	(continued)

Using:

a.	Information in the Leases,
b.	Information in the Lease Abstracts,
c.	Information on the Borrower Rent Roll Files and
d.	Information in the Estoppels

for the Collateral Property or Collateral Properties that secure each Mortgage Loan that is not a Top 15 Mortgage Loan or Co-Op Mortgage Loan (as applicable), we compared the lease expiration date and lease early termination options for the five largest tenants (by underwritten base rent revenue) at the Collateral Property or Collateral Properties that secure such Mortgage Loan, as shown in the Source Documents listed above (as applicable), to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of the lease expiration date comparison procedures, the Depositor instructed us to:

a.	Use a materiality threshold of +/- 90 days and
b.	Not perform the procedures described above for any Co-Op Mortgage Loans.

Underwritten Cashflow Comparison and Recalculation Procedures

6.	Using:
a.	The TTM Period revenue and expense information that is contained on the Underwriting File,
b.	The underwritten revenue and expense information that is contained on the Underwriting File and
c.	The Underwriting Instructions and Adjustments

for each Mortgage Loan that is not a Co-Op Mortgage Loan (as applicable), we compared the underwritten revenue and expense line items, as shown on the Underwriting File, to the corresponding TTM Period revenue and expense line items, as shown on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to:

a.	Use a materiality threshold of +/- 10%, calculated as a percentage of the TTM Period revenue and expense line item value, as shown on the Underwriting File,
b.	Only identify differences over the 10% materiality threshold (calculated as described in a. above) that were not explained in the Underwriting Instructions and Adjustments and
c.	Not perform the procedure described above for any Co-Op Mortgage Loans.

Attachment A Page 5 of 5

Underwritten Cashflow Comparison and Recalculation Procedures (continued)

6.	(continued)

Using:

a.	Information on the Underwriting Files,
b.	Information in the Source Documents,
c.	Information in the ASRs,
d.	Information on the Underwritten Rent Rolls and
e.	The Underwriting Instructions and Adjustments

for each Mortgage Loan (as applicable), and the additional instruction provided by the Depositor described in item b. of the succeeding paragraph of this Item, we recalculated and compared the underwritten revenue and expense line items on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to:

a.	Use a materiality threshold for each underwritten revenue and expense line item of +/- 5%, calculated as a percentage of the value as shown on the Underwriting File, which is also below $15,000, and
b.	Assume that an underwritten revenue or expense line item is based on the TTM Period if the Underwriting Instructions and Adjustments do not include information for such revenue or expense line item.

7.	Subsequent to the performance of the procedures described in the preceding Items, the Mortgage Loan Sellers, on behalf of the Depositor, provided us with certain updated ASRs (as applicable), Underwritten Rent Rolls and Underwriting Files for each Mortgage Loan (as applicable), which in certain cases included updated Underwriting Instructions and Adjustments. As instructed by the Depositor, we compared the results of the recalculations or comparisons for each Mortgage Loan that are described in the preceding Items to the corresponding information on the updated ASRs (as applicable), Underwritten Rent Rolls or Underwriting Files (as applicable). All such compared information was in agreement. Attached as Exhibit 2 to Attachment A is a schedule for each Mortgage Loan (collectively, the “AUP Findings Schedules”), which contains the primary Source Documents for each Mortgage Loan that were used to perform the procedures described in the preceding Items and the results of the comparison procedures described in the preceding two sentences of this Item.

Exhibit 1 to Attachment A Page 1 of 2

Mortgage Loan Schedule

Mortgage Loan	Co-Op Mortgage Loan	Original Principal Balance
601 Lexington Avenue	No	$110,000,000
Journal Squared Tower 2	No	$110,000,000
Life Science Office Portfolio	No	$110,000,000
UCI Research Park Phases 12 & 13	No	$100,000,000
Silver Sands Premium Outlets	No	$65,000,000
333 River Street	No	$50,000,000
Midtown Square	No	$50,000,000
One Merriweather	No	$49,800,000
GS Foods Portfolio	No	$40,000,000
The Ashton	No	$28,500,000
Budget Store and Lock Portfolio	No	$26,000,000
RML Emerald Twenty Four	No	$25,600,000
Two Merriweather	No	$25,600,000
RML The Blvd at Hays	No	$24,200,000
One Smithfield Street	No	$21,670,000
Market at Liberty Crossing - OH	No	$19,990,000
419-423 Third Avenue	No	$19,250,000
Coliseum Park Cooperative	Yes	$16,000,000
RML Lexington	No	$15,100,000
Oxy Warehouse	No	$13,700,000
Heritage Village Shopping Center	No	$13,300,000
MySpace Self Storage Portfolio	No	$13,300,000
Kent Business Campus	No	$13,000,000
Covina Palms Business Center	No	$11,225,000
265 River Owners Corp.	Yes	$10,750,000
Union Station Retail	No	$10,500,000
159 Madison Owners Corp.	Yes	$10,500,000
Townhouse Apartments	No	$10,000,000
Stephanie Apartments Portfolio	No	$8,775,000
900 E Admiral Drive	No	$8,671,000
LifeStorage - Winston-Salem	No	$8,250,000
RML Savannah Oaks Townhomes	No	$7,600,000
Stadium Industrial Park	No	$7,500,000
8350 and 8366 Westheimer Road	No	$7,140,000
Galveston Self Storage	No	$6,825,000
RML Townhomes of Chilesburg Park	No	$6,500,000
Shield Storage	No	$5,775,000
Stewart Heights Corp.	Yes	$5,700,000
Out O' Space Storage - Cantonment	No	$5,125,000
Wheaton Plaza	No	$5,100,000
Forest Hills Inn Apartments Ltd. a/k/a Forest Hills Inn Apartments, Ltd.	Yes	$4,500,000
RML Glasford Square Townhomes	No	$4,200,000
Nevada Treasure RV Park	No	$4,200,000
Out O' Space Storage - Dade City	No	$4,000,000
Out O' Space Storage - Pensacola	No	$3,750,000
Coachella MHC	No	$3,600,000
Out O' Space Storage - Tavares	No	$3,575,000
67-35 Yellowstone Blvd. Owners Corp.	Yes	$3,300,000
Longacre Gardens Corp.	Yes	$3,250,000
1095 Spice Island - NV	No	$3,150,000
Storage Place - East Lyme	No	$3,000,000
17th Street Artists Corp.	Yes	$2,800,000
The Port Washington Apartment Corp.	Yes	$2,700,000
B.G. Apartments Owners Corp.	Yes	$2,500,000
RML Artisan Townhomes	No	$2,500,000
375 Lincoln Place Owners' Corp.	Yes	$2,500,000
98-120 QB Owners Corp.	Yes	$2,500,000
1036 Park Corporation	Yes	$2,300,000
1045 Owners Corp.	Yes	$2,000,000
1717 Locust and 308 Miltenberger	No	$2,000,000
75 Noble Street Owners, Inc.	Yes	$2,000,000
Greene Street Precinct Cooperative, Inc.	Yes	$1,900,000
1260 Apartment Corp.	Yes	$1,900,000
722 Owners Corporation	Yes	$1,750,000
61 Eastern Parkway Housing Corp.	Yes	$1,750,000
Hillpark Owners Inc.	Yes	$1,750,000
139-06 Pershing Crescent Owners Corp.	Yes	$1,200,000
Baltic Homes Inc. a/k/a The Baltic Homes Inc.	Yes	$1,000,000
138 Watts Street Owners Corporation f/k/a Mahabilipuram Corporation	Yes	$1,000,000
210 East 21st Street Tenants' Corp.	Yes	$1,000,000

Exhibit 1 to Attachment A Page 2 of 2

Mortgage Loan	Co-Op Mortgage Loan	Original Principal Balance
Nevada Treasure RV Park	No	$4,200,000
Out O' Space Storage - Dade City	No	$4,000,000
Out O' Space Storage - Pensacola	No	$3,750,000
Coachella MHC	No	$3,600,000
Out O' Space Storage - Tavares	No	$3,575,000
67-35 Yellowstone Blvd. Owners Corp.	Yes	$3,300,000
Longacre Gardens Corp.	Yes	$3,250,000
1095 Spice Island - NV	No	$3,150,000
Storage Place - East Lyme	No	$3,000,000
17th Street Artists Corp.	Yes	$2,800,000
The Port Washington Apartment Corp.	Yes	$2,700,000
B.G. Apartments Owners Corp.	Yes	$2,500,000
RML Artisan Townhomes	No	$2,500,000
375 Lincoln Place Owners' Corp.	Yes	$2,500,000
98-120 QB Owners Corp.	Yes	$2,500,000
1036 Park Corporation	Yes	$2,300,000
1045 Owners Corp.	Yes	$2,000,000
1717 Locust and 308 Miltenberger	No	$2,000,000
75 Noble Street Owners, Inc.	Yes	$2,000,000
Greene Street Precinct Cooperative, Inc.	Yes	$1,900,000
1260 Apartment Corp.	Yes	$1,900,000
722 Owners Corporation	Yes	$1,750,000
61 Eastern Parkway Housing Corp.	Yes	$1,750,000
Hillpark Owners Inc.	Yes	$1,750,000
139-06 Pershing Crescent Owners Corp.	Yes	$1,200,000
Baltic Homes Inc. a/k/a The Baltic Homes Inc.	Yes	$1,000,000
138 Watts Street Owners Corporation f/k/a Mahabilipuram Corporation	Yes	$1,000,000
210 East 21st Street Tenants' Corp.	Yes	$1,000,000

Note:	For any pari passu Mortgage Loans, the original principal balance in the table above represents the portion of the whole loan that will be included in the Issuing Entity’s securitization transaction.

Exhibit 2 to Attachment A

AUP Findings Schedules

601 Lexington Avenue

Mortgage Loan Seller: Wells Fargo		Top 15 Mortgage Loan:	Yes
Original Principal Balance: $110,000,000		Non-Top 15 Mortgage Loan:	No
		Co-Op Mortgage Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	Borrower Rent Roll File and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	Ground Rent Documents	No Exceptions Noted
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Appraisal and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of 10 tenants) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five tenants by underwritten base rent revenue) and lease early termination options (for the top five tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases and Borrower Rent Roll File	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Journal Squared Tower 2

Mortgage Loan Seller: Wells Fargo		Top 15 Mortgage Loan:	Yes
Original Principal Balance: $110,000,000		Non-Top 15 Mortgage Loan:	No
		Co-Op Mortgage Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Insurance Review File, Borrower Budget and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of 10 tenants) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five tenants by underwritten base rent revenue) and lease early termination options (for the top five tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Life Science Office Portfolio

Mortgage Loan Seller: Wells Fargo		Top 15 Mortgage Loan:	Yes
Original Principal Balance: $110,000,000		Non-Top 15 Mortgage Loan:	No
		Co-Op Mortgage Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	Borrower Rent Roll File, Leases and Borrower Budget	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Borrower Budget and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of 10 tenants) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five tenants by underwritten base rent revenue) and lease early termination options (for the top five tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Estoppels	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

UCI Research Park Phases 12 & 13

Mortgage Loan Seller: BANA		Top 15 Mortgage Loan:	Yes
Original Principal Balance: $100,000,000		Non-Top 15 Mortgage Loan:	No
		Co-Op Mortgage Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Appraisal, Borrower Operating Statement Data Files and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	Borrower Rent Roll File	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	Ground Rent Documents	No Exceptions Noted
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of 10 tenants) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five tenants by underwritten base rent revenue) and lease early termination options (for the top five tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Estoppels and Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Silver Sands Premium Outlets

Mortgage Loan Seller: BANA		Top 15 Mortgage Loan:	Yes
Original Principal Balance: $65,000,000		Non-Top 15 Mortgage Loan:	No
		Co-Op Mortgage Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Appraisal, Borrower Operating Statement Data Files and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Bills and Insurance Bills	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of 10 tenants) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five tenants by underwritten base rent revenue) and lease early termination options (for the top five tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

333 River Street

Mortgage Loan Seller: Morgan Stanley		Top 15 Mortgage Loan:	Yes
Original Principal Balance: $50,000,000		Non-Top 15 Mortgage Loan:	No
		Co-Op Mortgage Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	Ground Rent Documents and Underwriting Instructions and Adjustments	No Exceptions Noted
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Appraisal and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of 10 tenants) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five tenants by underwritten base rent revenue) and lease early termination options (for the top five tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Lease Abstracts and Underwriting Instructions and Adjustments	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Midtown Square

Mortgage Loan Seller: Morgan Stanley		Top 15 Mortgage Loan:	Yes
Original Principal Balance: $50,000,000		Non-Top 15 Mortgage Loan:	No
		Co-Op Mortgage Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	Borrower Rent Roll File and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Bills and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of 10 tenants) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five tenants by underwritten base rent revenue) and lease early termination options (for the top five tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases and Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

One Merriweather

Mortgage Loan Seller: Wells Fargo		Top 15 Mortgage Loan:	Yes
Original Principal Balance: $49,800,000		Non-Top 15 Mortgage Loan:	No
		Co-Op Mortgage Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Appraisal and Borrower Operating Statement Data Files	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	Leases	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Borrower Budget, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of 10 tenants) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five tenants by underwritten base rent revenue) and lease early termination options (for the top five tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

GS Foods Portfolio

Mortgage Loan Seller: Wells Fargo		Top 15 Mortgage Loan:	Yes
Original Principal Balance: $40,000,000		Non-Top 15 Mortgage Loan:	No
		Co-Op Mortgage Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	N/A	N/A
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of 10 tenants) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five tenants by underwritten base rent revenue) and lease early termination options (for the top five tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases and Estoppels	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

The Ashton

Mortgage Loan Seller: Morgan Stanley		Top 15 Mortgage Loan:	Yes
Original Principal Balance: $28,500,000		Non-Top 15 Mortgage Loan:	No
		Co-Op Mortgage Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Appraisal and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of 10 tenants) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five tenants by underwritten base rent revenue) and lease early termination options (for the top five tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Budget Store and Lock Portfolio

Mortgage Loan Seller: BANA		Top 15 Mortgage Loan:	Yes
Original Principal Balance: $26,000,000		Non-Top 15 Mortgage Loan:	No
		Co-Op Mortgage Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of 10 tenants) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five tenants by underwritten base rent revenue) and lease early termination options (for the top five tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

RML Emerald Twenty Four

Mortgage Loan Seller: Morgan Stanley		Top 15 Mortgage Loan:	Yes
Original Principal Balance: $25,600,000		Non-Top 15 Mortgage Loan:	No
		Co-Op Mortgage Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Borrower Budget and Tax Assessor Website	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of 10 tenants) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five tenants by underwritten base rent revenue) and lease early termination options (for the top five tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Two Merriweather

Mortgage Loan Seller: Wells Fargo		Top 15 Mortgage Loan:	Yes
Original Principal Balance: $25,600,000		Non-Top 15 Mortgage Loan:	No
		Co-Op Mortgage Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	Leases	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of 10 tenants) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five tenants by underwritten base rent revenue) and lease early termination options (for the top five tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

RML The Blvd at Hays

Mortgage Loan Seller: Morgan Stanley		Top 15 Mortgage Loan:	Yes
Original Principal Balance: $24,200,000		Non-Top 15 Mortgage Loan:	No
		Co-Op Mortgage Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Borrower Budget and Tax Assessor Website	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of 10 tenants) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five tenants by underwritten base rent revenue) and lease early termination options (for the top five tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

One Smithfield Street

Mortgage Loan Seller: Wells Fargo		Top 15 Mortgage Loan:	Yes
Original Principal Balance: $21,670,000		Non-Top 15 Mortgage Loan:	No
		Co-Op Mortgage Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Bills, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of 10 tenants) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five tenants by underwritten base rent revenue) and lease early termination options (for the top five tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Market at Liberty Crossing - OH

Mortgage Loan Seller: Wells Fargo		Top 15 Mortgage Loan:	No
Original Principal Balance: $19,990,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Appraisal and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of 10 tenants) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five tenants by underwritten base rent revenue) and lease early termination options (for the top five tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Borrower Rent Roll File	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

419-423 Third Avenue

Mortgage Loan Seller: Morgan Stanley		Top 15 Mortgage Loan:	No
Original Principal Balance: $19,250,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Appraisal, Borrower Operating Statement Data Files and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Appraisal and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of 10 tenants) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five tenants by underwritten base rent revenue) and lease early termination options (for the top five tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Coliseum Park Cooperative

Mortgage Loan Seller: Morgan Stanley		Top 15 Mortgage Loan:	No
Original Principal Balance: $16,000,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	N/A	N/A
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of 10 tenants) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five tenants by underwritten base rent revenue) and lease early termination options (for the top five tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

RML Lexington

Mortgage Loan Seller: Morgan Stanley		Top 15 Mortgage Loan:	No
Original Principal Balance: $15,100,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Borrower Budget and Tax Assessor Website	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of 10 tenants) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five tenants by underwritten base rent revenue) and lease early termination options (for the top five tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Oxy Warehouse

Mortgage Loan Seller: Wells Fargo		Top 15 Mortgage Loan:	No
Original Principal Balance: $13,700,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of 10 tenants) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five tenants by underwritten base rent revenue) and lease early termination options (for the top five tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Heritage Village Shopping Center

Mortgage Loan Seller: Morgan Stanley		Top 15 Mortgage Loan:	No
Original Principal Balance: $13,300,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Appraisal, Borrower Operating Statement Data Files and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Assessor Website and Borrower Budget	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of 10 tenants) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five tenants by underwritten base rent revenue) and lease early termination options (for the top five tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

MySpace Self Storage Portfolio

Mortgage Loan Seller: BANA		Top 15 Mortgage Loan:	No
Original Principal Balance: $13,300,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal, and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Borrower Budget and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of 10 tenants) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five tenants by underwritten base rent revenue) and lease early termination options (for the top five tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Kent Business Campus

Mortgage Loan Seller: BANA		Top 15 Mortgage Loan:	No
Original Principal Balance: $13,000,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Borrower Budget	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of 10 tenants) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five tenants by underwritten base rent revenue) and lease early termination options (for the top five tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Covina Palms Business Center

Mortgage Loan Seller: BANA		Top 15 Mortgage Loan:	No
Original Principal Balance: $11,225,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Borrower Operating Statement Data Files, Tax Bills and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of 10 tenants) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five tenants by underwritten base rent revenue) and lease early termination options (for the top five tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases and Estoppels	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

265 River Owners Corp.

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $10,750,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	N/A	N/A
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of 10 tenants) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five tenants by underwritten base rent revenue) and lease early termination options (for the top five tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Union Station Retail

Mortgage Loan Seller: Morgan Stanley		Top 15 Mortgage Loan:	No
Original Principal Balance: $10,500,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Appraisal and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of 10 tenants) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five tenants by underwritten base rent revenue) and lease early termination options (for the top five tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Borrower Rent Roll File, Estoppels and Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

159 Madison Owners Corp.

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $10,500,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	N/A	N/A
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of 10 tenants) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five tenants by underwritten base rent revenue) and lease early termination options (for the top five tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Townhouse Apartments

Mortgage Loan Seller: BANA		Top 15 Mortgage Loan:	No
Original Principal Balance: $10,000,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Insurance Review File and Appraisal	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of 10 tenants) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five tenants by underwritten base rent revenue) and lease early termination options (for the top five tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Stephanie Apartments Portfolio

Mortgage Loan Seller: Morgan Stanley		Top 15 Mortgage Loan:	No
Original Principal Balance: $8,775,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Appraisal and Borrower Budget	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of 10 tenants) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five tenants by underwritten base rent revenue) and lease early termination options (for the top five tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

900 E Admiral Drive

Mortgage Loan Seller: Morgan Stanley		Top 15 Mortgage Loan:	No
Original Principal Balance: $8,671,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	Ground Rent Documents	No Exceptions Noted
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Borrower Budget and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of 10 tenants) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five tenants by underwritten base rent revenue) and lease early termination options (for the top five tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases and Estoppels	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

LifeStorage - Winston-Salem

Mortgage Loan Seller: Wells Fargo		Top 15 Mortgage Loan:	No
Original Principal Balance: $8,250,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of 10 tenants) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five tenants by underwritten base rent revenue) and lease early termination options (for the top five tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

RML Savannah Oaks Townhomes

Mortgage Loan Seller: Morgan Stanley		Top 15 Mortgage Loan:	No
Original Principal Balance: $7,600,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Appraisal and Tax Assessor Website	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of 10 tenants) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five tenants by underwritten base rent revenue) and lease early termination options (for the top five tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Stadium Industrial Park

Mortgage Loan Seller: Wells Fargo		Top 15 Mortgage Loan:	No
Original Principal Balance: $7,500,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Assessor Website and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of 10 tenants) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five tenants by underwritten base rent revenue) and lease early termination options (for the top five tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

8350 and 8366 Westheimer Road

Mortgage Loan Seller: Morgan Stanley		Top 15 Mortgage Loan:	No
Original Principal Balance: $7,140,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Bills, Borrower Budget and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of 10 tenants) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five tenants by underwritten base rent revenue) and lease early termination options (for the top five tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Galveston Self Storage

Mortgage Loan Seller: Morgan Stanley		Top 15 Mortgage Loan:	No
Original Principal Balance: $6,825,000		Non-Top 15 Mortgage Loan:	No
		Co-Op Mortgage Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Appraisal and Insurance Bill	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of 10 tenants) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five tenants by underwritten base rent revenue) and lease early termination options (for the top five tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

RML Townhomes of Chilesburg Park

Mortgage Loan Seller: Morgan Stanley		Top 15 Mortgage Loan:	No
Original Principal Balance: $6,500,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Appraisal and Tax Assessor Website	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of 10 tenants) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five tenants by underwritten base rent revenue) and lease early termination options (for the top five tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Shield Storage

Mortgage Loan Seller: Wells Fargo		Top 15 Mortgage Loan:	No
Original Principal Balance: $5,775,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Insurance Review File and Appraisal	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of 10 tenants) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five tenants by underwritten base rent revenue) and lease early termination options (for the top five tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Stewart Heights Corp.

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $5,700,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	N/A	N/A
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of 10 tenants) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five tenants by underwritten base rent revenue) and lease early termination options (for the top five tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Out O' Space Storage - Cantonment

Mortgage Loan Seller: Wells Fargo		Top 15 Mortgage Loan:	No
Original Principal Balance: $5,125,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Assessor Website and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of 10 tenants) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five tenants by underwritten base rent revenue) and lease early termination options (for the top five tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Wheaton Plaza

Mortgage Loan Seller: Morgan Stanley		Top 15 Mortgage Loan:	No
Original Principal Balance: $5,100,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of 10 tenants) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five tenants by underwritten base rent revenue) and lease early termination options (for the top five tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Forest Hills Inn Apartments Ltd. a/k/a Forest Hills Inn Apartments, Ltd.

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $4,500,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	N/A	N/A
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of 10 tenants) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five tenants by underwritten base rent revenue) and lease early termination options (for the top five tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

RML Glasford Square Townhomes

Mortgage Loan Seller: Morgan Stanley		Top 15 Mortgage Loan:	No
Original Principal Balance: $4,200,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Appraisal, Tax Assessor Website and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of 10 tenants) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five tenants by underwritten base rent revenue) and lease early termination options (for the top five tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Nevada Treasure RV Park

Mortgage Loan Seller: Morgan Stanley		Top 15 Mortgage Loan:	No
Original Principal Balance: $4,200,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Appraisal and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of 10 tenants) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five tenants by underwritten base rent revenue) and lease early termination options (for the top five tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Out O' Space Storage - Dade City

Mortgage Loan Seller: Wells Fargo		Top 15 Mortgage Loan:	No
Original Principal Balance: $4,000,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal, and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Assessor Website and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of 10 tenants) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five tenants by underwritten base rent revenue) and lease early termination options (for the top five tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Out O' Space Storage - Pensacola

Mortgage Loan Seller: Wells Fargo		Top 15 Mortgage Loan:	No
Original Principal Balance: $3,750,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Appraisal and Borrower Operating Statement Data Files	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Assessor Website and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of 10 tenants) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five tenants by underwritten base rent revenue) and lease early termination options (for the top five tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Coachella MHC

Mortgage Loan Seller: BANA		Top 15 Mortgage Loan:	No
Original Principal Balance: $3,600,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Appraisal, Tax Assessor Website and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of 10 tenants) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five tenants by underwritten base rent revenue) and lease early termination options (for the top five tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Out O' Space Storage - Tavares

Mortgage Loan Seller: Wells Fargo		Top 15 Mortgage Loan:	No
Original Principal Balance: $3,575,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Assessor Website and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of 10 tenants) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five tenants by underwritten base rent revenue) and lease early termination options (for the top five tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

67-35 Yellowstone Blvd. Owners Corp.

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $3,300,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	N/A	N/A
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of 10 tenants) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five tenants by underwritten base rent revenue) and lease early termination options (for the top five tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Longacre Gardens Corp.

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $3,250,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	N/A	N/A
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of 10 tenants) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five tenants by underwritten base rent revenue) and lease early termination options (for the top five tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

1095 Spice Island - NV

Mortgage Loan Seller: Wells Fargo		Top 15 Mortgage Loan:	No
Original Principal Balance: $3,150,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Appraisal	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of 10 tenants) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five tenants by underwritten base rent revenue) and lease early termination options (for the top five tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Storage Place - East Lyme

Mortgage Loan Seller: Wells Fargo		Top 15 Mortgage Loan:	No
Original Principal Balance: $3,000,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal, Tax Bills and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Appraisal and Insurance Bills	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of 10 tenants) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five tenants by underwritten base rent revenue) and lease early termination options (for the top five tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

17th Street Artists Corp.

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $2,800,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	N/A	N/A
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of 10 tenants) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five tenants by underwritten base rent revenue) and lease early termination options (for the top five tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

The Port Washington Apartment Corp.

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $2,700,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	N/A	N/A
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of 10 tenants) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five tenants by underwritten base rent revenue) and lease early termination options (for the top five tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

B.G. Apartments Owners Corp.

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $2,500,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	N/A	N/A
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of 10 tenants) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five tenants by underwritten base rent revenue) and lease early termination options (for the top five tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

RML Artisan Townhomes

Mortgage Loan Seller: Morgan Stanley		Top 15 Mortgage Loan:	No
Original Principal Balance: $2,500,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Assessor Website and Borrower Budget	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of 10 tenants) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five tenants by underwritten base rent revenue) and lease early termination options (for the top five tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

375 Lincoln Place Owners' Corp.

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $2,500,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	N/A	N/A
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of 10 tenants) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five tenants by underwritten base rent revenue) and lease early termination options (for the top five tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

98-120 QB Owners Corp.

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $2,500,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	N/A	N/A
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of 10 tenants) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five tenants by underwritten base rent revenue) and lease early termination options (for the top five tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

1036 Park Corporation

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $2,300,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	N/A	N/A
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of 10 tenants) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five tenants by underwritten base rent revenue) and lease early termination options (for the top five tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

1045 Owners Corp.

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $2,000,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	N/A	N/A
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of 10 tenants) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five tenants by underwritten base rent revenue) and lease early termination options (for the top five tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

1717 Locust and 308 Miltenberger

Mortgage Loan Seller: Morgan Stanley		Top 15 Mortgage Loan:	No
Original Principal Balance: $2,000,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Borrower Budget, Tax Bills and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of 10 tenants) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five tenants by underwritten base rent revenue) and lease early termination options (for the top five tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

75 Noble Street Owners, Inc.

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $2,000,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	N/A	N/A
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of 10 tenants) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five tenants by underwritten base rent revenue) and lease early termination options (for the top five tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Greene Street Precinct Cooperative, Inc.

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $1,900,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	N/A	N/A
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of 10 tenants) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five tenants by underwritten base rent revenue) and lease early termination options (for the top five tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

1260 Apartment Corp.

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $1,900,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	N/A	N/A
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of 10 tenants) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five tenants by underwritten base rent revenue) and lease early termination options (for the top five tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

722 Owners Corporation

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $1,750,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	N/A	N/A
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of 10 tenants) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five tenants by underwritten base rent revenue) and lease early termination options (for the top five tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

61 Eastern Parkway Housing Corp.

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $1,750,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	N/A	N/A
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of 10 tenants) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five tenants by underwritten base rent revenue) and lease early termination options (for the top five tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Hillpark Owners Inc.

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $1,750,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	N/A	N/A
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of 10 tenants) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five tenants by underwritten base rent revenue) and lease early termination options (for the top five tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

139-06 Pershing Crescent Owners Corp.

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $1,200,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	N/A	N/A
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of 10 tenants) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five tenants by underwritten base rent revenue) and lease early termination options (for the top five tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Baltic Homes Inc. a/k/a The Baltic Homes Inc.

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $1,000,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	N/A	N/A
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of 10 tenants) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five tenants by underwritten base rent revenue) and lease early termination options (for the top five tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

138 Watts Street Owners Corporation f/k/a Mahabilipuram Corporation

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $1,000,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	N/A	N/A
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of 10 tenants) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five tenants by underwritten base rent revenue) and lease early termination options (for the top five tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

210 East 21st Street Tenants' Corp.

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $1,000,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	N/A	N/A
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of 10 tenants) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five tenants by underwritten base rent revenue) and lease early termination options (for the top five tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable